Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, plant and equipment [abstract]
Property and equipment

	December 31, 2022
	Cost	Accumulated depreciation	Net

Data processing equipment	214,279	(68,274)	146,005
Machinery and equipment (i)	3,382,067	(1,115,120)	2,266,947
Buildings Leasing (ii)	102,145	(43,901)	58,244
Other	33,692	(11,389)	22,303
Total	3,732,183	(1,238,684)	2,493,499

	December 31, 2021
	Cost	Accumulated depreciation	Net

Data processing equipment	106,643	(51,294)	55,349
Machinery and equipment (i)	2,798,823	(654,360)	2,144,463
Buildings Leasing (ii)	94,048	(26,928)	67,120
Other	29,909	(7,789)	22,120
Total	3,029,423	(740,371)	2,289,052
b)    The changes in cost and accumulated depreciation were as follows:

	Data processing equipment	Machinery and equipment (i)	Buildings Leasing (ii)	Other	Total

On December 31, 2020
Cost	77,413	1,881,556	79,890	22,114	2,060,973
Accumulated depreciation	(35,572)	(204,154)	(12,621)	(6,013)	(258,360)
Net book value	41,841	1,677,402	67,269	16,101	1,802,613
On December 31, 2021
Opening balance
Cost	29,230	917,267	14,156	7,796	968,449
Purchases	29,940	931,859	15,013	10,478	987,290
Disposals	(1,226)	(14,601)	(857)	(2,902)	(19,586)
Acquisition of subsidiary	516	9	—	220	745
Depreciation	(15,722)	(450,206)	(14,305)	(1,777)	(482,010)
Depreciation	(16,407)	(453,595)	(14,804)	(3,137)	(487,943)
Disposals	1,063	3,392	499	1,445	6,399
Acquisition of subsidiary	(378)	(3)	—	(85)	(466)
Net book value	55,349	2,144,463	67,120	22,120	2,289,052

On December 31, 2021
Cost	106,643	2,798,823	94,048	29,909	3,029,423
Accumulated depreciation	(51,294)	(654,360)	(26,928)	(7,789)	(740,371)
Net book value	55,349	2,144,463	67,120	22,120	2,289,052
On December 31, 2022
Opening balance
Cost	107,636	583,244	8,097	3,783	702,760
Purchases	109,245	981,462	8,097	5,352	1,104,156
Disposals/Provisions (iii)	(1,609)	(398,218)	—	(1,569)	(401,396)
Depreciation	(16,980)	(460,760)	(16,973)	(3,600)	(498,313)
Depreciation	(17,092)	(647,318)	(16,973)	(3,851)	(685,234)
Disposals/Provisions (iii)	112	186,558	—	251	186,921
Net book value	146,005	2,266,947	58,244	22,303	2,493,499

On December 31, 2022
Cost	214,279	3,382,067	102,145	33,692	3,732,183
Accumulated depreciation	(68,274)	(1,115,120)	(43,901)	(11,389)	(1,238,684)
Net book value	146,005	2,266,947	58,244	22,303	2,493,499

(i)Net book value of POS devices is R$2,212,692 (R$2,091,671 as of December 31, 2021), which are depreciated over 5 years. The depreciation of POS in the year ended December 31, 2022, amounted to R$640,798 (R$448,385 in the year ended December 31, 2021). On December 31, 2022, PagSeguro have contractual obligations to acquire POS Devices in the amount of R$860,321 (R$1,650,885 on December 31, 2021).
(ii)As of December 31, 2022, PagSeguro had a lease liability presented in other current liabilities in the amount of R$18,704 (R$15,690 as of December 31, 2021) and as non-current liability in the amount of R$39,867 (R$51,521 as of December 31, 2021). For the year ended December 31, 2022, the Company incurred in financial expenses related to these leases of R$18,179 (R$21 for the year ended December 31, 2021).
(iii)The net book value of disposals is R$211,660 of which R$398,218 are cost and R$186,558 are accumulated depreciation. During the year ended December 31, 2022, the Company revised its business strategy towards a specific group of merchants and observed no future economic benefit is expected from them, resulting in the provision of POS devices allocated to these merchants in the net book value of R$199,868 (R$387,261 are cost and R$187,392 are accumulated depreciation)..